SHORT-TERM CONVERTIBLE DEBT (Details Narrative) - USD ($)										3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 20, 2021	Jul. 12, 2021	Jul. 08, 2021	Nov. 16, 2020	Oct. 12, 2020	Sep. 14, 2020	Aug. 28, 2020	Aug. 25, 2020	Feb. 26, 2020	Oct. 31, 2021	Nov. 23, 2020	Oct. 31, 2020	Jul. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Short-term Debt [Line Items]
Amortization of debt discount expense										$ 130,139		$ 67,357		$ 442,075	$ 694,168
Penalty interest to the loan														28,000	$ 3,394
Accrued interest payable										223,298				223,298		$ 240,713	$ 703,270
Aggregate debt in default										1,836,000				1,836,000		151,000
Number of shares converted (in shares)							950,000
Warrant maturity date							3 years
Excercised price of warrant							$ 0.40
Debt cash payment						$ 20,111
Debt loan penalties						$ 52,446										3,394	482,709
Short-term Debt, Description													250
Convertible notes payable																$ 24,803	752,409
[custom:ConvertibleNotesPayable1-0]																	$ 19,933
Series C Preferred Stock [Member]
Short-term Debt [Line Items]
Short-term Debt, Description									a lender exchanged $1,070,035 in convertible notes and $175,421 in accrued interest (as denoted by X in the above schedule) as well as $122,000 in short-term debt and $22,076 in accrued interest , and the associated derivative liability of $792,218 all totaling $2,181,750 in exchange for 250 Class C shares having a fair-value of $9,105. A gain of $1,745,994 was recorded.
Convertible notes payable										$ 9,105				$ 9,105
Promissory Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible debt, description	the Company entered into a new convertible note for $224,125 with a one year maturity, interest rate of 10%, the Company received $200,000 in cash proceeds, recorded an original issue discount of $20,375, a derivative discount of $106,364 related to a conversion feature, and transaction fees of $3,750.	the Company entered into a convertible note for $355,000 with a one year maturity, interest rate of 12%, the Company received $300,025 in cash proceeds, recorded an original issue discount of $35,500, a derivative discount of $171,250 related to a conversion feature, and transaction fees of $19,475. As part of the loan the Company issued 60,850 shares as a commitment fee and recognized $28,795 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital.	the Company entered into a convertible note for $231,000 with a one year maturity, interest rate of 12%, the Company received $199,500 in cash proceeds, recorded an original issue discount of $21,000, a derivative discount of $39,261 related to a conversion feature, and transaction fees of $10,500. As part of the loan the Company issued 30,960 shares as a commitment fee and recognized $31,005 based on a relative fair value calculation as debt discount with a corresponding adjustment to paid-in capital.
Short-term Debt, Description				On November 16, 2020 the Company entered into a new convertible note for $100,000 with a one year maturity, interest rate of 12%, the Company received $83,500 in cash proceeds, recorded an original issue discount of $12,000, a derivative discount of $49,730, and transaction fees of $4,500. The first year’s interest of $12,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 20,001 through the issuance of 6,667 shares. The Company recognized $6,526 as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan.	On October 12, 2020 the Company entered into a new convertible note for $250,000 with a one year maturity, interest rate of 12%, the Company received $210,250 in cash proceeds, recorded an original issue discount of $25,000, a derivative discount of $132,613, and transaction fees of $14,750. The first year’s interest of $28,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 50,000 through the issuance of 19,685 shares. The Company recognized $14,916 as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan.$20,000 was repaid on this note as of January 31, 2021.
Promissory Convertible Notes [Member] | Lender [Member]
Short-term Debt [Line Items]
Short-term Debt, Description							On August 28, 2020 a lender exchanged $1,692,690 in convertible notes and $571,454 in accrued interest (as denoted by Y in the above schedule) as well as the associated derivative liability of $2,635,974 all totaling $4,900,118 in exchange for a promissory note of $1,200,000 bearing interest at 12% and maturing August 28, 2022 , 950,000 Warrants with a 3 year maturity and an exercise price of $0.40 having a fair value of $351,500 and 150 Class C shares having a fair-value of $20,290. A gain of $3,278,327 was recorded.	On August 25, 2020 a lender exchanged $40,939 in a convertible note (as denoted by Z in the above schedule), and the associated derivative liability of $31,320 all totaling $72,259 in exchange for a cash payment of $14,329. On September 14, 2020 the same lender exchanged $20,111 in accrued interest and default interest (from that note) for a cash payment of $52,446. A total gain of $25,595 on the two transactions was recorded.			On November 23, 2020 the Company entered into a new convertible note for $165,000 with a one year maturity, interest rate of 12%, the Company received $139,000 in cash proceeds, recorded an original issue discount of $15,000, a derivative discount of $82,144, and transaction fees of $11,000. The first year’s interest of $19,800 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $43,750 through the issuance of 17,500 shares. The Company recognized $13,618 as debt discount with a corresponding adjustment to paid-in capital. The discount is amortized over the term of the loan.